Segments and Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 01, 2019
Segment Reporting Information [Line Items]
Revenues	$ 33,817	$ 32,650	$ 28,932
Gross profit	6,658	6,743	6,345
Impairment of Goodwill and intangible assets	(614)
Operating Income (loss)	(631)	1,204	1,086
Goodwill	5,147	4,676	4,676	$ 1,085
Long Term assets related to segment (excluding Goodwill)	2,730	1,366	1,009
RFID [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	13,240	14,445	13,666
Gross profit	2,906	3,371	3,623
Impairment of Goodwill and intangible assets
Operating Income (loss)	(126)	306	591
Goodwill	4,676	4,676	4,676
Long Term assets related to segment (excluding Goodwill)	786	649	780
Supply Chain Solutions (BOS-Odem) [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	19,750	18,205	15,495
Gross profit	3,750	3,372	2,722
Impairment of Goodwill and intangible assets
Operating Income (loss)	1,137	898	495
Goodwill
Long Term assets related to segment (excluding Goodwill)	1,063	717	229
Intelligent Robotics [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	827
Gross profit	2
Impairment of Goodwill and intangible assets	(970)
Operating Income (loss)	(1,642)
Goodwill	471
Long Term assets related to segment (excluding Goodwill)	$ 881